OTHER INCOME/(EXPENSE)	12 Months Ended
Dec. 31, 2015
OTHER INCOME/(EXPENSE)
OTHER INCOME/(EXPENSE)

27.OTHER INCOME/(EXPENSE)

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Net foreign currency loss	(884)	(400)
Allowance for equity funds used during construction	2	3
Interest income on affiliate loans	20	20
Interest income	4	3
Noverco preferred shares dividend income	40	42
Gains on dispositions (Note 6)	94	38
Other	22	28
	(702)	(266)